Fees Summary	May 22, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 25,137,000.00
Previously Paid Amount	0.00
Total Fee Amount	3,470.42
Total Offset Amount	0.00
Net Fee	$ 3,470.42